RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative financial instruments
Schedule of the carrying and fair values of non-derivative financial instruments
The following table details the fair value of the non-derivative financial instruments, excluding those where carrying amounts equal fair value, and would be classified in Level II of the fair value hierarchy:

	2013		2012
at December 31 (millions of Canadian dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Notes receivable and other[1]	226	269	237	286
Available for sale assets[2]	47	47	44	44
Current and Long-Term Debt[3,4] (Note 15)	(22,865)	(26,134)	(18,913)	(24,573)
Junior Subordinated Notes (Note 17)	(1,063)	(1,093)	(994)	(1,054)
	(23,655)	(26,911)	(19,626)	(25,297)

1	Notes receivable are included in Other Current Assets and Intangible and Other Assets on the Consolidated Balance Sheet.

2	Available for sale assets are included in Intangible and Other Assets on the Consolidated Balance Sheet.

3	Long-Term Debt is recorded at amortized cost, except for US$200 million (2012 - US$350 million) that is attributed to hedged risk and recorded at fair value.

4
Consolidated Net Income in 2013 included losses of $5 million (2012 - losses of $10 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$200 million of Long-Term Debt at December 31, 2013 (2012 - US$350 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Schedule of the remaining contractual maturities for the non-derivative financial liabilities, including both the principal and interest cash flows
Contractual Principal Repayments of Non-Derivative Financial Liabilities

at December 31 (millions of Canadian dollars)	Total	2014	2015 and 2016	2017 and 2018	2019 and Thereafter
Notes Payable (Note 12)	1,842	1,842	—	—	—
Long-Term Debt (Note 15)	22,865	973	3,751	2,494	15,647
Junior Subordinated Notes (Note 17)	1,063	—	—	—	1,063
	25,770	2,815	3,751	2,494	16,710

Interest Payments on Non-Derivative Financial Liabilities

at December 31 (millions of Canadian dollars)	Total	2014	2015 and 2016	2017 and 2018	2019 and Thereafter
Long-Term Debt (Note 15)	16,798	1,254	2,315	2,111	11,118
Junior Subordinated Notes (Note 17)	3,614	68	135	135	3,276
	20,412	1,322	2,450	2,246	14,394

Schedule of fair value of the derivative financial instruments in the Company's Balance Sheet
The balance sheet classification of the fair value of the derivative instruments is as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Other Current Assets (Note 5)	395	259
Intangible and Other Assets (Note 11)	112	187
Accounts Payable and Other (Note 13)	(357)	(283)
Other Long-Term Liabilities (Note 14)	(255)	(186)
	(105)	(23)

Schedule of components of OCI related to derivates in cash flow hedging relationships
The following table presents the components of OCI (Note 21) related to derivatives in cash flow hedging relationships:

year ended December 31 (millions of Canadian dollars, pre-tax)	2013	2012
Change in fair value of derivative instruments recognized in OCI (effective portion)[1]
Power	117	83
Natural Gas	(1)	(21)
Foreign Exchange	5	(1)
	121	61
Reclassification of gains on derivative instruments from AOCI to Net Income (effective portion)[1]
Power[2]	40	147
Natural Gas[2]	4	54
Interest	16	18
	60	219
Gains on derivative instruments recognized in Net Income (ineffective portion)
Power	8	7
	8	7

1	No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI.

2	Reported within Energy Revenues on the Consolidated Statement of Income.

Schedule of offsetting assets
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2013 (millions of Canadian dollars)	Gross derivative instruments presented on the balance sheet	Amounts available for offset[1]	Net amounts
Derivative - Asset
Power	415	(277)	138
Natural Gas	73	(61)	12
Foreign exchange	5	(5)	—
Interest	14	(2)	12
	507	(345)	162
Derivative - Liability
Power	(302)	277	(25)
Natural gas	(72)	61	(11)
Foreign exchange	(230)	5	(225)
Interest	(8)	2	(6)
	(612)	345	(267)

1	Amounts available for offset do not include cash collateral pledged or received
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2012:

at December 31, 2012 (millions of Canadian dollars)	Gross derivative instruments presented on the balance sheet	Amounts available for offset[1]	Net amounts
Derivative - Asset
Power	215	(132)	83
Natural Gas	88	(83)	5
Foreign exchange	119	(37)	82
Interest	24	(6)	18
	446	(258)	188
Derivative - Liability
Power	(273)	132	(141)
Natural gas	(106)	83	(23)
Foreign exchange	(76)	37	(39)
Interest	(14)	6	(8)
	(469)	258	(211)

1	Amounts available for offset do not include cash collateral pledged or received.

Schedule of offsetting liabilities
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2012:

at December 31, 2012 (millions of Canadian dollars)	Gross derivative instruments presented on the balance sheet	Amounts available for offset[1]	Net amounts
Derivative - Asset
Power	215	(132)	83
Natural Gas	88	(83)	5
Foreign exchange	119	(37)	82
Interest	24	(6)	18
	446	(258)	188
Derivative - Liability
Power	(273)	132	(141)
Natural gas	(106)	83	(23)
Foreign exchange	(76)	37	(39)
Interest	(14)	6	(8)
	(469)	258	(211)

1	Amounts available for offset do not include cash collateral pledged or received.
The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2013 (millions of Canadian dollars)	Gross derivative instruments presented on the balance sheet	Amounts available for offset[1]	Net amounts
Derivative - Asset
Power	415	(277)	138
Natural Gas	73	(61)	12
Foreign exchange	5	(5)	—
Interest	14	(2)	12
	507	(345)	162
Derivative - Liability
Power	(302)	277	(25)
Natural gas	(72)	61	(11)
Foreign exchange	(230)	5	(225)
Interest	(8)	2	(6)
	(612)	345	(267)

1	Amounts available for offset do not include cash collateral pledged or received.

Schedule of fair value of the Company's assets and liabilities measured on a recurring basis, including both current and non-current portions

The fair value of the Company's assets and liabilities measured on a recurring basis, including both current and non-current portions for 2013, are categorized as follows:

at December 31, 2013 (millions of Canadian dollars, pre-tax)	Quoted prices in active markets Level I1	Significant other observable inputs Level II1	Significant unobservable inputs Level III[1]	Total
Derivative Instrument Assets:
Power commodity contracts	—	411	4	415
Natural gas commodity contracts	48	25	—	73
Foreign exchange contracts	—	5	—	5
Interest rate contracts	—	14	—	14
Derivative Instrument Liabilities:
Power commodity contracts	—	(299)	(3)	(302)
Natural gas commodity contracts	(50)	(22)	—	(72)
Foreign exchange contracts	—	(230)	—	(230)
Interest rate contracts	—	(8)	—	(8)
Non-Derivative Financial Instruments:
Available for sale assets	—	47	—	47
	(2)	(57)	1	(58)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2013.
The fair value of the Company's assets and liabilities measured on a recurring basis, including both current and non-current portions for 2012, are categorized as follows:

at December 31, 2012 (millions of Canadian dollars, pre-tax)	Quoted prices in active markets Level I1	Significant other observable inputs Level II1	Significant unobservable inputs Level III[1]	Total
Derivative Instrument Assets:
Power commodity contracts	—	213	2	215
Natural gas commodity contracts	75	13	—	88
Foreign exchange contracts	—	119	—	119
Interest rate contracts	—	24	—	24
Derivative Instrument Liabilities:
Power commodity contracts	—	(269)	(4)	(273)
Natural gas commodity contracts	(95)	(11)	—	(106)
Foreign exchange contracts	—	(76)	—	(76)
Interest rate contracts	—	(14)	—	(14)
Non-Derivative Financial Instruments:
Available for sale assets	—	44	—	44
	(20)	43	(2)	21

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2012

Schedule of net change in the Level III fair value category
The following table presents the net change in fair value of derivative assets and liabilities classified as Level III of the fair value hierarchy:

(millions of Canadian dollars, pre-tax)	2013	2012
Balance at beginning of year	(2)	(15)
Settlements	—	(1)
Transfers out of Level III	(2)	(21)
Total (losses)/gains included in Net Income	(1)	11
Total gains included in OCI	6	24
Balance at end of year[1]	1	(2)

1	Energy Revenues include unrealized gains or losses attributed to derivatives in the Level III category that were still held at December 31, 2013 of nil (2012 – $1 million)

Designated as a net investment hedge
Derivative financial instruments
Schedule of fair values and notional or principal amounts for the derivatives

	2013			2012
at December 31 (millions of Canadian dollars unless noted otherwise)	Fair Value[1]	Notional or Principal Amount		Fair Value[1]	Notional or Principal Amount
U.S. dollar cross-currency interest rate swaps (maturing 2014 to 2019)[2]	(201)	US	3,800	82	US	3,800
U.S. dollar foreign exchange forward contracts (maturing 2014)	(11)	US	850	—	US	250
	(212)	US	4,650	82	US	4,050

1	Fair values approximate carrying values.

2	In 2013, net realized gains of $29 million (2012 – gains of $30 million) related to the interest component of cross-currency swap settlements are included in Interest Expense.

Schedule of the carrying and fair values of non-derivative financial instruments

at December 31 (millions of Canadian dollars unless noted otherwise)	2013	2012
Carrying value	14,200 (US 13,400)	11,100 (US 11,200)
Fair value	16,000 (US 15,000)	14,300 (US 14,400)

Schedule of fair value of the derivative financial instruments in the Company's Balance Sheet
The balance sheet classification of the fair value of derivatives used to hedge the Company’s net investment in foreign operations is as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Other Current Assets (Note 5)	5	71
Intangible and Other Assets (Note 11)	—	47
Accounts Payable and Other (Note 13)	(50)	(6)
Other Long-Term Liabilities (Note 14)	(167)	(30)
	(212)	82

Derivative financial instrument, excluding net investment hedges
Derivative financial instruments
Schedule of fair values and notional or principal amounts for the derivatives

(millions of Canadian dollars unless noted otherwise)	Power	Natural Gas	Foreign Exchange	Interest
Derivative Instruments Held for Trading[1]
Fair Values[2]
Assets	$139	$88	$1	$14
Liabilities	($176)	($104)	($2)	($14)
Notional Values
Volumes[3]
Purchases	31,135	83	—	—
Sales	31,066	65	—	—
Canadian dollars	—	—	—	620
U.S. dollars	—	—	US 1,408	US 200
Net unrealized (losses)/gains in the year[4]	($30)	$2	($1)	$—
Net realized gains/(losses) in the year[4]	$5	($10)	$26	$—
Maturity dates	2013-2017	2013-2016	2013	2013-2016

Derivative Instruments in Hedging Relationships[5,6]
Fair Values[2]
Assets	$76	$—	$—	$10
Liabilities	($97)	($2)	($38)	$—
Notional Values
Volumes[3]
Purchases	15,184	1	—	—
Sales	7,200	—	—	—
U.S. dollars	—	—	US 12	US 350
Cross-currency	—	—	136/US 100	—
Net realized (losses)/gains in the year[4]	($130)	($23)	$—	$7
Maturity dates	2013-2018	2013	2013-2014	2013-2015

1
All derivative instruments held for trading have been entered into for risk management purposes and are subject to the Company’s risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company’s exposures to market risk.

2	Fair value equals carrying value.

3	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

4
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Energy Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Energy Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.

5
All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $10 million and a notional amount of US$350 million. In 2012, net realized gains on fair value hedges were $7 million and were included in Interest Expense. In 2012, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.

6	In 2012, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.

(millions of Canadian dollars unless noted otherwise)	Power	Natural Gas	Foreign Exchange	Interest
Derivative Instruments Held for Trading[1]
Fair Values[2]
Assets	$265	$73	$—	$8
Liabilities	($280)	($72)	($12)	($7)
Notional Values
Volumes[3]
Purchases	29,301	88	—	—
Sales	28,534	60	—	—
Canadian dollars	—	—	—	400
U.S. dollars	—	—	US 1,015	US 100
Net unrealized gains/(losses) in the year[4]	$19	$17	($10)	$—
Net realized losses in the year[4]	($49)	($13)	($9)	$—
Maturity dates	2014-2017	2014-2016	2014	2014-2016

Derivative Instruments in Hedging Relationships[5,6]
Fair Values[2]
Assets	$150	$—	$—	$6
Liabilities	($22)	$—	($1)	($1)
Notional Values
Volumes[3]
Purchases	9,758	—	—	—
Sales	6,906	—	—	—
U.S. dollars	—	—	US 16	US 350
Net realized (losses)/gains in the year[4]	($19)	($2)	$—	$5
Maturity dates	2014-2018	—	2014	2015-2018

1
All derivative instruments held for trading have been entered into for risk management purposes and are subject to the Company’s risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company’s exposures to market risk.

2	Fair value equals carrying value.

3	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

4
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Energy Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Energy Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.

5
All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $5 million and a notional amount of US$200 million. In 2013, net realized gains on fair value hedges were $6 million and were included in Interest Expense. In 2013, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.

6	In 2013, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.